Line of Credit (Details Narrative)	6 Months Ended	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Line of credit maturity date		Jun. 30, 2018
Xing Group [Member] | Revolving Credit Facility [Member]
Line of credit interest rate			4.00%	4.00%
Line of credit maturity date	Jun. 15, 2016
Xing Group [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Maximum [Member]
Line of credit interest rate	4.00%